Subsidiaries and Associates	12 Months Ended
Mar. 31, 2019
Interests In Other Entities [Abstract]
Subsidiaries and Associates
Subsidiaries and Associates
The number of consolidated subsidiaries increased by 240 in the year ended March 31, 2019, primarily due to acquisition of Shire and Tigenix and decreased by 13 primarily due to divestitures including Guangdong Techpool Bio-Pharma Co., Ltd. The number of associates accounted for using the equity method increased by 7 primarily due to the acquisition of Shire and decreased by 3 primarily due to divestitures.

The following is a listing of the Company's consolidated subsidiaries as of March 31, 2019:

Company Name	Country	Voting Share Capital Hd
Takeda Austria GmbH	Austria	100.0%
Baxter AG	Austria	100.0%
Baxalta Innovations GmbH	Austria	100.0%
Takeda Distribuidora Ltda.	Brazil	100.0%
Shire Pharma Canada ULC	Canada	100.0%
Takeda (China) Holdings Co., Ltd.	China	100.0%
Shire BioScience (Shanghai) Co. Ltd	China	100.0%
Takeda Pharmaceutical (China) Company Limited	China	100.0%
Takeda Pharma A/S	Denmark	100.0%
Takeda France S.A.S.	France	100.0%
Shire France S.A.S	France	100.0%
Takeda GmbH	Germany	100.0%
Shire Deutschland GmbH	Germany	100.0%
Takeda Ireland Limited	Ireland	100.0%
Shire Pharmaceutical Holdings Ireland Limited	Ireland	100.0%
Shire Pharmaceuticals International Unlimited Company	Ireland	100.0%
Shire Pharmaceuticals Ireland Limited	Ireland	100.0%
Shire Acquisitions Investments Ireland Designated Activity Company	Ireland	100.0%
Shire Ireland Finance Trading Limited	Ireland	100.0%
Takeda Italia S.p.A.	Italy	100.0%
Shire Italia S.p.A.	Italy	100.0%
Takeda Consumer Healthcare Company Limited	Japan	100.0%
Nihon Pharmaceutical Co., Ltd.	Japan	87.3%
Shire Japan KK	Japan	100.0%
Shire plc	Jersey	100.0%
Takeda Pharmaceuticals Korea Co., Ltd.	Korea	100.0%
Takeda AS	Norway	100.0%
Takeda Pharmaceuticals Limited Liability Company	Russia	100.0%
Takeda Development Center Asia, Pte. Ltd.	Singapore	100.0%
Takeda Vaccines Pte. Ltd.	Singapore	100.0%
Shire Pharmaceuticals Iberica S.L.U.	Spain	100.0%
Takeda Pharmaceuticals International AG	Switzerland	100.0%
Baxalta GmbH	Switzerland	100.0%
Baxalta Manufacturing S.à r.l.	Switzerland	100.0%
Baxalta Recombinant S.à r.l	Switzerland	100.0%
Shire International GmbH	Switzerland	100.0%
Takeda UK Limited	U.K	100.0%
Takeda Development Centre Europe Ltd.	U.K	100.0%
Shire Pharmaceuticals Limited	U.K.	100.0%
Shire Pharmaceutical Development Limited	U.K.	100.0%
Takeda Pharmaceuticals International, Inc.	U.S.A.	100.0%
Takeda Pharmaceuticals U.S.A., Inc.	U.S.A.	100.0%
Millennium Pharmaceuticals, Inc.	U.S.A.	100.0%
ARIAD Pharmaceutical, Inc.	U.S.A.	100.0%
Takeda California, Inc.	U.S.A.	100.0%
Takeda Vaccines, Inc.	U.S.A.	100.0%
Takeda Development Center Americas, Inc.	U.S.A.	100.0%

Company Name	Country	Voting Share Capital Hd
Baxalta Incorporated	U.S.A.	100.0%
Baxalta US Inc.	U.S.A.	100.0%
Shire Human Genetic Therapies Inc	U.S.A.	100.0%
Shire ViroPharma Incorporated	U.S.A.	100.0%
Shire-NPS Pharmaceuticals, Inc.	U.S.A.	100.0%
Dyax Corp.	U.S.A.	100.0%
Meritage Pharma, Inc.	U.S.A.	100.0%
Shire Development LLC	U.S.A.	100.0%
Shire North American Group Inc.	U.S.A.	100.0%
301 immaterial subsidiaries

The following is a listing of the Company's associates accounted for using the equity method as of March 31, 2019:

Company Name	Country	Voting Share Capital Hd
Cerevance, LLC	U.S.A.	27.8%
Teva Takeda Pharma Ltd.	Japan	49.0%
Amato Pharmaceutical Products, Ltd.	Japan	30.0%
16 immaterial associates